INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	Agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, Cost December 31, 2021	177,421	123,167	625,129	38,050	257,183	5,772	39,053	116,266	109,717	1,800	58,902	1,552,460
Accumulated Amortization 2021	(122,239)	(74,056)	(24,830)	(12,777)	(203,356)	(3,043)	(31,206)	(43,115)	(55,897)	(1,800)	(42,036)	(614,355)
Impairment	—	(37,770)	—	—	—	—	—	—	—	—	—	(37,770)
Intangible assets, Net December 31, 2021	55,182	11,341	600,299	25,273	53,827	2,729	7,847	73,151	53,820	—	16,866	900,335
Intangible assets, cost December 31, 2022	207,565	134,543	1,217,876	38,050	257,183	5,772	39,053	116,266	190,141	1,800	74,224	2,282,473
Accumulated Amortization 2022	(139,443)	(83,294)	(56,433)	(29,363)	(224,705)	(3,428)	(34,281)	(48,929)	(68,622)	(1,800)	(53,785)	(744,083)
Impairment	—	(41,259)	—	—	—	—	—	—	—	—	—	(41,259)
Intangible assets, Net December 31, 2022	68,122	9,990	1,161,443	8,687	32,478	2,344	4,772	67,337	121,519	—	20,439	1,497,131
Intangible assets, Net December 31, 2022 (US$)	9,877	1,448	168,393	1,259	4,709	340	692	9,763	17,619	—	2,964	217,064

Radio spectrum license represented the spectrum license awarded by the Hong Kong Telecommunication Authority. Operating permits relate to the government authorized high-capacity utilities from the assets acquisitions (Note 4). Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade names mainly relate to the trade names of Dermot Entities. Customer contract related to existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived over the contractual period of the existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Technology platform relates to the TenxCloud Cloud Native Application Platform and Kubedata platform from acquisition of BJ TenxCloud (Note 4) in 2021 and platform software from acquisition of iJoy BVI in 2013.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 48 years.

9.    INTANGIBLE ASSETS, NET (CONTINUED)

Amortization expenses were approximately RMB72,690, RMB94,751 and RMB122,470 (US$17,756) for the years ended December 31, 2020, 2021 and 2022, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2023	139,191	20,181
2024	106,304	15,413
2025	78,978	11,451
2026	78,978	11,451
2027	63,847	9,257
	467,298	67,753